Share-based compensation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended
	Jan. 27, 2012	Dec. 31, 2012 Y	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Phantom share units [Member]	Dec. 31, 2011 Phantom share units [Member]	Dec. 31, 2010 Phantom share units [Member]	Dec. 31, 2012 Restricted stock [Member]	Dec. 31, 2011 Restricted stock [Member]	Dec. 31, 2010 Restricted stock [Member]	Dec. 07, 2012 SARs [Member]	Dec. 31, 2012 SARs [Member]	Dec. 31, 2011 SARs [Member]	Dec. 31, 2010 SARs [Member]	Dec. 31, 2012 Other Stock Based Awards [Member]	Dec. 31, 2011 Other Stock Based Awards [Member]	Dec. 31, 2010 Other Stock Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		2,000,000	2,000,000
Expiration period of plan, years		10
Remaining shares left for issuance under this plan		884,319	987,972
Vesting period					3 years			1 year
Outstanding phantom share units vested and available for exchange					340,000	167,000
Company granted stock appreciation rights		5,674,148			40,000	190,000	177,000	63,653	43,200	53,104	5,674,148
Share-based compensation expenses					$ 750,000	$ 750,000		$ 2,838,000	$ 2,528,000	$ 2,670,000		$ 440,000			$ 246,000
Total fair value of shares vested		563,000	462,000	542,000
Total unrecognized compensation costs relating to unvested share-based compensation awards		12,519,000	2,516,000
Expected to be recognized over a weighted average period		15 months
Additional paid in capital on acquisition date	$ 1,160,000